August 4, 2008

VIA EDGAR

The United States Securities
And Exchange Commission
100 F Street, NE
Washington, D.C.  20549-4644

Subject:                  Nationwide Provident VLI Separate Account 1
Nationwide Life Insurance Company of America
SEC File No. 333-82613
CIK No. 0000740269

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”) and on behalf of the Nationwide Provident VLI Separate Account 1 (the “Variable Account”) and Nationwide Life Insurance Company of America ("the Company"), we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the prospectus contained in Post Effective Amendment No. 12 to the Registration Statement for the Company and the Variable Account which became effective August 1, 2008.

Please contact me direct at (614) 677-2216 if you have any questions regarding this filing.

Very truly yours,

Nationwide Life Insurance Company of America

/s/ HOLLY J. HUNT
Holly J. Hunt
Senior Counsel